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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Click here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	10922 N. Cedarburg Rd.
		Mequon, WI 53092

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	262-236-9004
Signature, Place, and Date of Signing:

David B. Kennedy	Mequon, WI	May 14, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table value Total:	$27,250

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERA CORPORATION             COM              021441100      365 16700.000SH       SOLE                 8000.000          8700.000
AMERICREDIT CORP COM           COM              03060R101      550 14475.000SH       SOLE                 5000.000          9475.000
ANALOG DEVICE INC              COM              032654105      203 4500.000 SH       SOLE                 4500.000
ANDRX GROUP COM                COM                             261 6880.000 SH       SOLE                                   6880.000
CACI INTL INC CL A             COM                             302 8610.000 SH       SOLE                                   8610.000
CAPITAL ONE FINL CORP COM      COM              14040H105      845 13240.000SH       SOLE                 5000.000          8240.000
CISCO SYSTEM INC               COM              17275R102     3749 221436.000SH      SOLE                20000.000        201436.000
CITIGROUP INC                  COM              173034109      297 5999.265 SH       SOLE                                   5999.265
CONCORD EFS INC                COM                             425 12770.000SH       SOLE                                  12770.000
COPART INC COM                 COM                             192 10716.000SH       SOLE                 3000.000          7716.000
E M C CORP MASS                COM              268648102     1455 122091.000SH      SOLE                10000.000        112091.000
FOREST LABS INC COM            COM                             579 7085.000 SH       SOLE                                   7085.000
GENERAL ELECTRIC CO            COM              369604103     1081 28872.500SH       SOLE                  100.000         28772.500
INTEL CORP                     COM              458140100     3044 100090.000SH      SOLE                15000.000         85090.000
JDS UNIPHASE CORPORATION       COM              46612J101      487 82745.000SH       SOLE                19415.000         63330.000
KING PHARMACEUTICALS, INC      COM              495582108      253 7218.000 SH       SOLE                                   7218.000
KOHLS CORP                     COM              500255104      608 8551.000 SH       SOLE                                   8551.000
LUCENT TECHNOLOGIES INC        COM              549463107      116 24427.250SH       SOLE                                  24427.250
MAXIM INTEGRATED PRODUCTS, INC COM              57772K101      267 4790.000 SH       SOLE                 4300.000           490.000
MBNA                           COM              55262L100      433 11230.000SH       SOLE                 5000.000          6230.000
MICROSOFT CP WASH              COM              594918104      992 16453.000SH       SOLE                                  16453.000
NETWORK APPLIANCE              COM              64120l104     1343 65920.000SH       SOLE                15140.000         50780.000
NOKIA CORP SPON ADR            COM              654902204      983 47385.000SH       SOLE                 8700.000         38685.000
NORTEL NETWORKS CORP HLDG CO   COM              656568102       70 15578.000SH       SOLE                 4000.000         11578.000
NVIDIA CORP                    COM                             593 13365.000SH       SOLE                                  13365.000
PFIZER                         COM              717081103      310 7805.000 SH       SOLE                                   7805.000
PMC SIERRA INC                 COM              69344F106      479 29446.000SH       SOLE                 5055.000         24391.000
QLOGIC CORP                    COM              747277101     1140 23015.000SH       SOLE                 3700.000         19315.000
QUEST DIAGNOSTICS INC          COM              74834L100      600 7245.000 SH       SOLE                                   7245.000
RELIANCE GROUP HLDGS INC       COM              759464100        0 200000.000SH      SOLE                                 200000.000
SANMINA CORP                   COM              800907107      451 38385.000SH       SOLE                 6600.000         31785.000
SCHWAB CHARLS CP NEW           COM              808513105      223 17052.000SH       SOLE                                  17052.000
SEI INVESTMENTS                COM              784117103      793 18515.000SH       SOLE                 5000.000         13515.000
SOLECTRON                      COM              834182107      344 44042.000SH       SOLE                 7000.000         37042.000
SUN MICROSYSTEMS               COM              866810104     1107 125498.000SH      SOLE                20200.000        105298.000
TEXAS INSTRUMENTS  INC         COM              882508104     1098 33178.500SH       SOLE                 7500.000         25678.500
TYCO                           COM              902124106      238 7355.000 SH       SOLE                                   7355.000
VITESSE SEMICONDUCTOR CP       COM              928497106      572 58317.000SH       SOLE                10525.000         47792.000
XILINX, INC                    COM              983919101      402 10075.000SH       SOLE                 9500.000           575.000
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